LIQUIDITY AND GOING CONCERN (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 19,347,439	$ 3,690,287	$ 3,501,518
Operating cash	2,429,866	3,042,081	$ 3,163,187
Cash and cash equivalents	$ 645,939	$ 1,280,911		¥ 48,024	¥ 61,442